Pension commitments, Retirement Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended		42 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020
Defined benefit pension arrangements [Abstract]
Current service charge	$ 10.4	$ 9.0	$ 12.6
Past service credit	0.0	0.0	(5.5)
Charge to operating (loss)/profit	10.4	9.0	7.1
Current service charge - discontinued operations	0.0	0.1	0.3
Interest on pension scheme liabilities	3.1	4.2	5.2
Interest on pension scheme assets	(1.3)	(1.8)	(2.4)
Charge to finance costs	1.8	2.4	2.8
Total continuing charge to (loss)/profit for the period	12.2	11.5	10.2
Movements in equity [Abstract]
Actuarial return on assets excluding amounts included in interest income	1.8	5.9	0.6
Re-measurements - actuarial gains/(losses) [Abstract]
Demographic	0.0	(1.6)	0.3
Financial	(0.6)	(38.8)	(11.1)
Experience	3.0	8.4	1.9
Re-measurements actuarial gains/(losses)	2.4	(32.0)	(8.9)
Reclassification from defined contribution scheme or other assets and liabilities to defined benefit scheme	(4.6)	0.0	(2.1)
Movement in the period	(0.4)	(26.1)	(10.4)
Continuing operations	(0.4)	(26.2)	(8.9)
Discontinued operation	0.0	0.1	(1.5)
Movements in equity	$ (0.4)	$ (26.1)	$ (10.4)